Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

ASC 820, Fair Value Measurements and Disclosures, describes the fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities. The Company’s Level 1 assets consist of cash and cash equivalents. The Company has no Level 1 liabilities.
●	Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities. The Company has no Level 2 assets or liabilities.
●	Level 3 — Unobservable inputs that are supported by little or no market data and which require internal development of assumptions about how market participants price the fair value of the assets or liabilities. The Company has no Level 3 assets. Level 3 liabilities consist of warrant liability.

The following table sets forth the Company’s financial instruments measured at fair value by level within the fair value hierarchy as of September 30, 2023 and December 31, 2022 (in thousands):

	Level 1	Level 2	Level 3
September 30, 2023
Assets:
Cash and cash equivalents	$2,873	$—	$—
Total assets at fair value	$2,873	$—	$—

Liabilities:
Warrant Liability	$—	$—	$5,566
Total assets at fair value	$—	$—	$5,566

	Level 1	Level 2	Level 3
December 31, 2022
Assets:
Cash and cash equivalents	$5,246	$—	$—
Total assets at fair value	$5,246	$—	$—

Liabilities:
Warrant Liability	$—	$—	$5,934
Total assets at fair value	$—	$—	$5,934

The significant assumptions used in preparing the option pricing model for valuing the Company’s warrants as of September 30, 2023 include (i) volatility 86.06% - 123.42%, (ii) risk-free interest rate 4.62% - 5.46%, (iii) strike price for the common warrants of $3.69, $45.00 and $1,700.00, (iv) fair value of common stock $2.40 and (v) expected life 1.15 - 4.65 years. The significant assumptions used in preparing the option pricing model for valuing the Company’s warrants as of December 31, 2022 include (i) volatility 136.8% - 137.4%, (ii) risk-free interest rate 4.2% - 4.7%, (iii)

strike price for the common warrants $45.00 and $1,700, (iv) strike price for the preferred warrants of $520.00, (v) fair value of common stock $11.50 and (vi) expected life 0.7 - 4.5 years.

The following is a roll forward of the fair value of Level 3 warrants:

Beginning balance at December 31, 2022	$5,934
Warrants issued	10,615
Change in fair value	(10,983)
Ending Balance September 30, 2023	$5,566

There were no transfers between Level 1, 2 or 3 during the nine months ended September 30, 2023 or 2022.

4. Fair Value Measurements

ASC 820, Fair Value Measurements and Disclosures, describes the fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1—Quoted prices in active markets for identical assets and liabilities. The Company’s Level 1 assets consist of cash and cash equivalents. The Company has no Level 1 liabilities.
●	Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities. The Company has no Level 2 assets or liabilities.
●	Level 3—Unobservable inputs that are supported by little or no market data and which require internal development of assumptions about how market participants price the fair value of the assets or liabilities. The Company’s level 3 liabilities consist of warrant liability. The Company has no level 3 assets.

The following tables set forth the Company’s financial instruments measured at fair value by level within the fair value hierarchy as of December 31, 2022 and 2021:

	Level 1	Level 2	Level 3
December 31, 2022
Assets:
Cash and cash equivalents	$5,246	$—	$—
Total assets at fair value	$5,246	$—	$—

Liabilities:
Warrant Liability	$—	$—	$5,934
Total assets at fair value	$—	$—	$5,934

	Level 1	Level 2	Level 3 (Restated)
December 31, 2021
Assets:
Cash and cash equivalents	$19,143	$—	$—
Total assets at fair value	$19,143	$—	$—

Liabilities:
Warrant Liability (Restated)	$—	$—	$5,356
Total assets at fair value	$—	$—	$5,356

The significant assumptions used in preparing the option pricing model for valuing the Company’s warrants as of December 31, 2022 include (i) volatility 136.8% - 137.4%, (ii) risk-free interest rate 4.2%, (iii) strike price for the common warrants $0.90, (iv) strike price for the preferred warrants (10.40), (v) fair value of common stock $0.23, and (vi) expected life 4.3 – 4.5 years. The significant assumptions used in preparing the option pricing model for valuing the Company’s warrants as of December 31, 2021 include (i) volatility 136.4%, (ii) risk-free interest rate 1.1%, (iii) strike price for the common warrants $34.08, (iv) fair value of common stock $31.63, and (v) expected life 4.98 years.

The following is a roll forward of the fair value of Level 3 warrants:

Beginning balance at December 31, 2020	$—
Warrants issued	9,183
Change in fair value	(3,827)
Ending balance at December 31, 2021 (Restated)	5,356
Warrants issued	26,098
Change in fair value	(25,520)
Ending balance at December 31, 2022	$5,934

There were no transfers between Level 1, 2 or 3 during 2022 or 2021.